Expense Example - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - Fidelity California Municipal Income Fund	Apr. 29, 2023 USD ($)
Fidelity Advisor California Municipal Income Fund - Class A
Expense Example:
1 year	$ 477
3 years	642
5 years	821
10 years	1,339
Fidelity Advisor California Municipal Income Fund - Class C
Expense Example:
1 year	256
3 years	483
5 years	834
10 years	1,624
Fidelity Advisor California Municipal Income Fund - Class M
Expense Example:
1 year	468
3 years	612
5 years	769
10 years	1,224
Fidelity Advisor California Municipal Income Fund - Class I
Expense Example:
1 year	56
3 years	176
5 years	307
10 years	689
Fidelity Advisor California Municipal Income Fund - Class Z
Expense Example:
1 year	44
3 years	138
5 years	241
10 years	$ 542